SCHEDULE OF PROPERTY PLANT AND EQUIPMENT NET OF ACCUMULATED DEPRECIATION (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (479,899)	$ (357,711)	$ (178,775)
Property and equipment, net of accumulated depreciation	367,689	507,377	677,485
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	819,784	836,709	831,123
Computer Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 27,804	$ 28,379	$ 25,137